Restatement (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accumulated Deficit	$ (12,565,254)	$ (10,797,033)
Net loss for the year ended December 31, 2015	$ (1,768,221)	(2,601,407)
As Originally Reported [Member]
Accumulated Deficit		(10,777,797)
Net loss for the year ended December 31, 2015		(2,582,171)
Additional Paid-In Capital		10,500,651
Adjustment [Member]
Accumulated Deficit		(19,236)
Net loss for the year ended December 31, 2015		(19,236)
Additional Paid-In Capital		(130,000)
As Restated [Member]
Accumulated Deficit		(10,797,033)
Net loss for the year ended December 31, 2015		(2,601,407)
Additional Paid-In Capital		$ 10,370,651